To the Shareholders

During the six-month period ended June 30, 2001, the US economy continued to slow, prompting the US Federal Reserve Board to cut the federal funds rate six times, from 6.50% at the beginning of the period to 3.75% at the end of the period. These rates cuts marked the reversal of the previous trend toward higher rates, begun in June 1999.

These moves toward lower short-term interest rates had a negative effect on the Fund's yield and total return. On June 30, 2001, Seligman Cash Management Fund's 30-day effective yield was 3.40%. During this six-month period, the Fund delivered an annualized effective yield of 4.44% based on the net asset value of Class A shares.

We believe the Fed will ultimately be successful in spurring economic growth. However, it will likely be the end of this year or the beginning of 2002 before the economy begins to show clear signs of responding to the Fed's actions.

Over the next few months, we think short-term interest rates will continue to fall as the Fed pursues economic recovery. In this low-yield environment, the Fund will continue to focus on providing investors with a competitive yield, while maintaining high quality and liquidity.

Thank you for your continued support of Seligman Cash Management Fund. A discussion with your Portfolio Manager, as well as the Fund's investment results, portfolio of investments, and financial statements, follows this letter. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

/s/ William C. Morris
William C. Morris
Chairman

/s/ Brian T. Zino
Brian T. Zino
President

August 10, 2001

Interview With Your Portfolio Manager, Gary S. Zeltzer

Q: What economic and market factors influenced Seligman Cash Management Fund during the six months ended June 30, 2001?

A: During this time, the US economy continued to slow, and the US Federal Reserve Board responded aggressively. At the very beginning of this period, on January 3, the Fed surprised markets with a 50-basis-point, inter-meeting rate cut. This would be the first of six moves to lower the federal funds rates over this six-month period -- including one additional surprise cut on April 18. These actions demonstrate the Fed's commitment to economic growth, and we believe that ultimately the Fed will be successful in getting the economy moving again.

    While these moves should benefit the economy, they did not benefit Seligman Cash Management Fund during the six months ended June 30, 2001. On December 31, 2000, the 30-day effective yield for the Fund's Class A shares was 5.76%; by the end of June 2001, this yield had fallen to 3.40%.

Q:  What was your investment strategy?

A: The dramatic decline in short-term yields made it impossible for the Fund to achieve the higher yields it had delivered in 2000, when yields were moving steadily higher. However, we continued to pursue the highest yields possible, while maintaining a high-quality portfolio and liquidity for our shareholders.

Q:  What is your outlook?

A: We believe the Fed will continue to pursue economic recovery, and that it will do so through additional rate cuts. While these cuts will result in lower yields available for the Fund, we will continue to seek to provide investors with a stable investment and competitive yields.

A Team Approach

Seligman Cash Management Fund is managed by the Seligman Taxable Fixed Income Team, headed by Gary S. Zeltzer. Mr. Zeltzer is assisted by seasoned research professionals who are responsible for identifying quality money market instruments in order to preserve investors' capital and to maximize liquidity and current income.

[PHOTO]

Taxable Fixed Income Team: (from left) Gary Zeltzer (Portfolio Manager), Christopher Mahoney, Saulin Wu, Greg Siegal

Investment Results
June 30, 2001

                                                      CLASS A           CLASS B          CLASS C           CLASS D
                                                    ------------     -----------      ----------       -----------
Net Assets ......................................   $265,922,284     $39,368,219      $6,721,442       $22,077,369
Net Asset Value per Share .......................          $1.00           $1.00           $1.00             $1.00
Number of Shareholders ..........................         10,702           2,910             542             1,921
Dividends* ......................................         $0.021          $0.016          $0.017            $0.016
Annualized Net Yield per Share* .................           4.35%           3.35%           3.54%             3.35%
Annualized Effective Yield per Share With
  Dividends Invested Monthly* ...................           4.44%           3.40%           3.60%             3.40%

--------------
* For the six months ended June 30, 2001.
An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that the Fund will be able to maintain a stable net asset of $1.00 per share.

Portfolio of Investments
June 30, 2001

                                                                      ANNUALIZED
                                                                       YIELD ON          PRINCIPAL
                                                                     PURCHASE DATE        AMOUNT              VALUE
                                                                     -------------      -----------       -------------
FIXED TIME DEPOSITS  66.2%
ABN AMRO Bank, Grand Cayman, 4%, 7/2/2001.......................         4.06%          $17,000,000       $  17,000,000
Bank of America, Grand Cayman, 4%, 7/2/2001.....................         4.06            17,000,000          17,000,000
Bank of Montreal, Grand Cayman, 4%, 7/2/2001....................         4.06            17,000,000          17,000,000
Barclays Bank, Grand Cayman, 4%, 7/2/2001.......................         4.06            17,000,000          17,000,000
Bayerische Hypo-und Vereinsbank, Grand Cayman,
   4.125%, 7/2/2001.............................................         4.18            17,000,000          17,000,000
BNP Paribas, Grand Cayman, 4.125%, 7/2/2001.....................         4.18            17,000,000          17,000,000
Canadian Imperial Bank of Commerce, Grand Cayman,
   3.875%, 7/2/2001.............................................         3.93            17,000,000          17,000,000
Dexia Bank, Grand Cayman, 4%, 7/2/2001..........................         4.06            17,000,000          17,000,000
First Union National Bank, Grand Cayman, 4%, 7/2/2001...........         4.06            17,000,000          17,000,000
HSBC Bank USA, Grand Cayman, 4%, 7/2/2001.......................         4.06            17,000,000          17,000,000
National Westminster Bank, Nassau, 3.9375%, 7/2/2001............         3.99            17,000,000          17,000,000
PNC Bank, Grand Cayman, 4%, 7/2/2001............................         4.06            17,000,000          17,000,000
Rabobank Nederland, Grand Cayman, 4.125%, 7/2/2001..............         4.18            17,000,000          17,000,000
                                                                                                           ------------
TOTAL FIXED TIME DEPOSITS  (Cost $221,000,000)..................                                            221,000,000
                                                                                                           ------------
REPURCHASE AGREEMENT 22.8% (Cost $76,250,000)
State Street Bank and Trust 3.85%, dated 6/29/2001, maturing
   7/2/2001 collateralized by $73,575,000 US Treasury Notes 6%,
   8/15/2009, with a fair market value of $78,541,313...........         3.90            76,250,000          76,250,000
                                                                                                           ------------
US GOVERNMENT SECURITIES  14.9% (Cost $49,803,375)
US Treasury Bills 3.63%, due 8/9/2001...........................         3.68            50,000,000          49,803,375
                                                                                                           ------------
TOTAL INVESTMENTS  103.9%  (Cost $347,053,375)..................                                            347,053,375
OTHER ASSETS LESS LIABILITIES  (3.9)%...........................                                            (12,964,061)
                                                                                                           ------------
NET ASSETS  100.0%..............................................                                           $334,089,314
                                                                                                           ============

--------------
See Notes to Financial Statements.

Statement of Assets and Liabilities
June 30, 2001

ASSETS:
Investments, at value:
   Fixed time deposits (Cost $221,000,000) ...................            $221,000,000
   Repurchase agreement (Cost $76,250,000) ...................              76,250,000
   US Government securities (Cost $49,803,375) ...............              49,803,375
                                                                          ------------              $347,053,375

Cash .................................................................................                    53,373
Receivable for Capital Stock sold ....................................................                 2,448,986
Investment in, and expenses prepaid to, shareholder service agent ....................                    73,786
Interest receivable ..................................................................                    65,597
Other ................................................................................                   444,226
                                                                                                    ------------
Total Assets .........................................................................               350,139,343
                                                                                                    ------------
LIABILITIES:
Payable for Capital Stock redeemed ...................................................                15,558,757
Management fee payable ...............................................................                    87,379
Dividends payable ....................................................................                    86,290
Accrued expenses and other ...........................................................                   317,603
                                                                                                    ------------
Total Liabilities ....................................................................                16,050,029
                                                                                                    ------------
Net Assets ...........................................................................              $334,089,314
                                                                                                    ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized;
   334,084,934 shares outstanding):
   Class A ...........................................................................              $  2,659,224
   Class B ...........................................................................                   393,650
   Class C ...........................................................................                    67,214
   Class D ...........................................................................                   220,761
Additional paid-in capital ...........................................................               330,748,465
                                                                                                    ------------
NET ASSETS:
Applicable to 265,922,442 Class A shares, 39,365,015 Class B shares, 6,721,419 Class C
   shares, and 22,076,058 Class D shares, equivalent to $1.00 per share ..............              $334,089,314
                                                                                                    ============

--------------
See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended June 30, 2001

INVESTMENT INCOME:
Interest ............................................................................                 $9,645,496
                                                                                                      ----------
EXPENSES:
Management fee ...............................................               $760,817
Shareholder account services .................................                426,039
Distribution and service fees ................................                343,137
Custody and related services .................................                 44,795
Shareholder reports and communications .......................                 38,412
Registration .................................................                 24,456
Auditing and legal fees ......................................                 20,722
Directors' fees and expenses .................................                  8,654
Miscellaneous ................................................                  4,205
                                                                             --------
Total Expenses Before Fee Waiver ....................................................                  1,671,237
Fee Waiver...........................................................................                   (191,894)
                                                                                                      ----------
Total Expenses After Fee Waiver .....................................................                  1,479,343
                                                                                                      ----------
Net Investment Income ...............................................................                 $8,166,153
                                                                                                      ==========

--------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                SIX MONTHS
                                                                                  ENDED                YEAR ENDED
                                                                              JUNE 30, 2001         DECEMBER 31, 2000
                                                                             ---------------        -----------------
OPERATIONS:
Net investment income...................................................     $     8,166,153         $    20,010,687
                                                                             ---------------         ---------------
Increase in Net Assets from Operations .................................           8,166,153              20,010,687
                                                                             ---------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A ................................................................          (6,982,842)            (16,736,733)
Class B ................................................................            (661,634)             (1,782,447)
Class C ................................................................            (117,450)               (244,229)
Class D ................................................................            (404,227)             (1,248,207)
                                                                             ---------------         ---------------
Decrease in Net Assets from Distributions ..............................          (8,166,153)            (20,011,616)
                                                                             ---------------         ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares ..........................................         260,828,769             626,888,318
Investment of dividends ................................................           6,663,613              16,315,747
Exchanged from associated Funds.........................................       1,985,655,945           3,427,794,085
                                                                             ---------------         ---------------
Total ..................................................................       2,253,148,327           4,070,998,150
                                                                             ---------------         ---------------
Cost of shares redeemed.................................................        (573,327,337)           (775,086,730)
Exchanged into associated Funds.........................................      (1,823,373,283)         (3,189,039,587)
                                                                             ---------------         ---------------
Total...................................................................      (2,396,700,620)         (3,964,126,317)
                                                                             ---------------         ---------------
Increase (Decrease) in Net Assets from Capital Share Transactions ......        (143,552,293)            106,871,833
                                                                             ---------------         ---------------
Increase (Decrease) in Net Assets ......................................        (143,552,293)            106,870,904
                                                                             ---------------         ---------------
NET ASSETS:
Beginning of period ....................................................         477,641,607             370,770,703
                                                                             ---------------         ---------------
End of Period ..........................................................     $   334,089,314         $   477,641,607
                                                                             ===============         ===============

--------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman CashManagement Fund, Inc. (the "Fund") offers four classes of shares: Class A shares, Class B shares, Class C shares, and Class D shares, each of which may be acquired by investors at net asset value. Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within 18 months of original purchase. Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Notes to Financial Statements

Class C shares acquired by an exchange from another Seligman investment company are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1%imposed on redemptions made within 18 months of the original purchase. Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The four classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation -- The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund's liability for deferred directors' fees are valued at current market values and included in other assets.

b. Federal Taxes -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

d. Repurchase Agreements -- The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J.&W. Seligman &Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

e. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2001, distribution and service fees were the only class-specific expenses.

Notes to Financial Statements

3. Capital Share Transactions -- The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

                                             SIX MONTHS
                                                ENDED             YEAR ENDED
                                            JUNE 30, 2001      DECEMBER 31, 2000
                                            --------------     -----------------
CLASS A
Sale of shares .......................         255,553,397          610,557,669
Investment of
 dividends ...........................           5,719,691           13,791,958
Exchanged from
 associated Funds ....................       1,843,031,225        3,018,774,242
                                            --------------       --------------
Total ................................       2,104,304,313        3,643,123,869
                                            --------------       --------------
Shares redeemed ......................        (535,429,303)        (720,936,423)
Exchanged into
 associated Funds ....................      (1,699,419,595)      (2,819,488,466)
                                            --------------       --------------
Total ................................      (2,234,848,898)      (3,540,424,889)
                                            --------------       --------------
Increase (Decrease)
 in Shares ...........................        (130,544,585)         102,698,980
                                            ==============       ==============

CLASS B
Sale of shares .......................           1,086,515            5,708,345
Investment of
 dividends ...........................             545,237            1,397,766
Exchanged from
 associated Funds ....................          45,673,528          164,853,821
                                            --------------       --------------
Total ................................          47,305,280          171,959,932
                                            --------------       --------------
Shares redeemed ......................         (10,010,802)         (21,672,017)
Exchanged into
 associated Funds ....................         (41,185,642)        (149,641,539)
                                            --------------       --------------
Total ................................         (51,196,444)        (171,313,556)
                                            --------------       --------------
Increase (Decrease)
 in Shares ...........................          (3,891,164)             646,376
                                            ==============       ==============
CLASS C
Sale of shares .......................             477,390            3,345,631
Investment of
 dividends ...........................              91,842              169,357
Exchanged from
 associated funds ....................          22,494,039           80,252,039
                                            --------------       --------------
Total ................................          23,063,271           83,767,027
                                            --------------       --------------
Shares redeemed ......................          (4,627,704)          (7,508,824)
Exchanged into
 associated funds ....................         (20,092,535)         (73,185,139)
                                            --------------       --------------
Total ................................         (24,720,239)         (80,693,963)
                                            --------------       --------------
Increase (Decrease)
 in Shares ...........................          (1,656,968)           3,073,064
                                            ==============       ==============

                                             SIX MONTHS
                                                ENDED             YEAR ENDED
                                            JUNE 30, 2001      DECEMBER 31, 2000
                                            --------------     -----------------
CLASS D
Sale of shares .......................           3,715,999            7,277,532
Investment of
 dividends ...........................             306,843              956,665
Exchanged from
 associated Funds ....................          74,457,153          163,913,983
                                            --------------       --------------
Total ................................          78,479,995          172,148,180
                                            --------------       --------------
Shares redeemed ......................         (23,259,528)         (24,969,465)
Exchanged into
 associated Funds ....................         (62,675,511)        (146,724,443)
                                            --------------       --------------
Total ................................         (85,935,039)        (171,693,908)
                                            --------------       --------------
Increase (Decrease)
 in Shares ...........................          (7,455,044)             454,272
                                            ==============       ==============

    4. Management Fee, Distribution Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.

    The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. The Manager, at its discretion, agreed to waive a portion of its management fee equal to an annual rate of 0.10%. The management fee for the six months ended June 30, 2001, was equivalent to an annual rate of 0.30% of the Fund's average daily net assets.

    The Fund has an Administration, Shareholder Services and Distribution
Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the "Distributor") and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular

------------------
* Commencement of offering of shares.

Notes to Financial Statements

service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2001.

    Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman investment company and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of share holder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

    With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee to a third party (the "Purchaser"), which provides funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

    For the six months ended June 30, 2001, fees incurred under the Plan, equivalent to 1%, 0.82%, and 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, respectively, amounted to $199,077, $26,953, and $117,107, respectively.

    The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended June 30, 2001, such charges amounted to $1,635,326.

    The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate of such payments retained by the Distributor, for the six months ended June 30, 2001, amounted to $1,613.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2001, Seligman Services, Inc. received no commissions from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $6,019, pursuant to the Plan.

    Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $426,039 for share holder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balance thereof at June 30, 2001, of $87,545, is included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Financial Highlights

    The tables below are intended to help you understand each Class's financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares out standing. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any sales charges and are not annualized for periods of less than one year.

                                                                                 CLASS A
                                                   -------------------------------------------------------------------
                                                   SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED      ------------------------------------------------------
                                                    6/30/01      2000        1999        1998        1997        1996
                                                    -------     ------      ------      ------      ------      ------
PER SHARE DATA:
Net Asset Value, Beginning of Period...........     $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ------      ------      ------      ------      ------      ------
Income from Investment Operations:
Net investment income .........................      0.021       0.056       0.042       0.045       0.047       0.046
                                                    ------      ------      ------      ------      ------      ------
Total from Investment Operations...............      0.021       0.056       0.042       0.045       0.047       0.046
                                                    ------      ------      ------      ------      ------      ------
Less Distributions:
Dividends from net investment income ..........     (0.021)     (0.056)     (0.042)     (0.045)     (0.047)     (0.046)
                                                    ------      ------      ------      ------      ------      ------
Total Distributions ...........................     (0.021)     (0.056)     (0.042)     (0.045)     (0.047)     (0.046)
                                                    ------      ------      ------      ------      ------      ------
Net Asset Value, End of Period ................     $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                        2.18%       5.65%       4.30%       4.59%       4.80%       4.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)          $265,922    $396,472    $293,776    $273,427    $206,604    $208,950
Ratio of expenses to average net assets .......      0.55%+      0.60%       0.57%       0.71%       0.78%       0.79%
Ratio of net investment income to average
   net assets .................................      4.17%+      5.55%       4.21%       4.50%       4.70%       4.61%
Without management fee waiver:**
Ratio of expenses to average net assets .......      0.65%+      0.70%       0.66%
Ratio of net investment income to average
   net assets .................................      4.07%+      5.45%       4.12%

--------------------
See footnotes on page 12.

Financial Highlights

                                                                                 CLASS B
                                                   --------------------------------------------------------------------
                                                   SIX MONTHS            YEAR ENDED DECEMBER 31,               4/22/96*
                                                     ENDED      ------------------------------------------        TO
                                                    6/30/01      2000        1999        1998        1997      12/31/96
                                                    -------     ------      ------      ------      ------     --------
PER SHARE DATA:
Net Asset Value, Beginning of Period...........     $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ------      ------      ------      ------      ------      ------
Income from Investment Operations:
Net investment income..........................      0.016       0.046       0.032       0.035       0.037       0.025
                                                    ------      ------      ------      ------      ------      ------
Total from Investment Operations...............      0.016       0.046       0.032       0.035       0.037       0.025
                                                    ------      ------      ------      ------      ------      ------
Less Distributions:
Dividends from net investment income...........     (0.016)     (0.046)     (0.032)     (0.035)     (0.037)     (0.025)
                                                    ------      ------      ------      ------      ------      ------
Total Distributions............................     (0.016)     (0.046)     (0.032)     (0.035)     (0.037)     (0.025)
                                                    ------      ------      ------      ------      ------      ------
Net Asset Value, End of Period.................     $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                        1.67%       4.62%       3.26%       3.56%       3.77%       2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).......    $39,368     $43,259     $42,612     $24,189     $10,858      $2,493
Ratio of expenses to average net assets........      1.55%+      1.60%       1.57%       1.71%       1.78%       1.78%+
Ratio of net investment income to average
   net assets..................................      3.17%+      4.55%       3.21%       3.50%       3.70%       3.58%+
Without management fee waiver:**
Ratio of expenses to average net assets........      1.65%+      1.70%       1.66%
Ratio of net investment income to average
   net assets..................................      3.07%+      4.45%       3.12%

------------------
 * Commencement of offering of shares.
** The Manager, at its discretion, waived a portion of its management fees. + Annualized.
See Notes to Financial Statements.

                                       12

Financial Highlights

                                                               CLASS C
                                                  ----------------------------------
                                                  SIX MONTHS     YEAR       5/27/99*
                                                     ENDED       ENDED        TO*
                                                    6/30/01    12/31/00    12/31/99*
                                                  ----------   --------    ---------
PER SHARE DATA:
Net Asset Value, Beginning of Period...........     $1.000      $1.000      $1.000
                                                    ------      ------      ------
Income from Investment Operations:
Net investment income..........................      0.017       0.047       0.022
                                                    ------      ------      ------
Total from Investment Operations...............      0.017       0.047       0.022
                                                    ------      ------      ------
Less Distributions:
Dividends from net investment income...........     (0.017)     (0.047)     (0.022)
                                                    ------      ------      ------
Total Distributions............................     (0.017)     (0.047)     (0.022)
                                                    ------      ------      ------
Net Asset Value, End of Period.................     $1.000      $1.000      $1.000
                                                    ======      ======      ======
TOTAL RETURN:                                        1.77%       4.81%       2.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).......     $6,721      $8,378      $5,305
Ratio of expenses to average net assets........      1.37%+      1.40%       1.25%+
Ratio of net investment income to average
   net assets..................................      3.35%+      4.75%       3.64%+
Without management fee waiver:**
Ratio of expenses to average net assets........      1.47%+      1.50%       1.35%+
Ratio of net investment income to average
   net assets..................................      3.25%+      4.65%       3.54%+

------------------
 * Commencement of offering of shares.
** The Manager, at its discretion, waived a portion of its management fees. + Annualized.
See Notes to Financial Statements.

                                                                                 CLASS D
                                                   -------------------------------------------------------------------
                                                   SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED      ------------------------------------------------------
                                                    6/30/01      2000        1999        1998        1997        1996
                                                    -------     ------      ------      ------      ------      ------
PER SHARE DATA:
Net Asset Value, Beginning of Period...........     $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ------      ------      ------      ------      ------      ------
Income from Investment Operations:
Net investment income..........................      0.016       0.046       0.032       0.035       0.037       0.036
                                                    ------      ------      ------      ------      ------      ------
Total from Investment Operations...............      0.016       0.046       0.032       0.035       0.037       0.036
                                                    ------      ------      ------      ------      ------      ------
Less Distributions:
Dividends from net investment income...........     (0.016)     (0.046)     (0.032)     (0.035)     (0.037)     (0.036)
                                                    ------      ------      ------      ------      ------      ------
Total Distributions............................     (0.016)     (0.046)     (0.032)     (0.035)     (0.037)     (0.036)
                                                    ------      ------      ------      ------      ------      ------
Net Asset Value, End of Period.................     $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                        1.67%       4.62%       3.26%       3.56%       3.77%       3.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).......    $22,077     $29,532     $29,078     $52,243     $24,110     $22,309
Ratio of expenses to average net assets........      1.55%+      1.60%       1.57%       1.71%       1.78%       1.79%
Ratio of net investment income to average
   net assets..................................      3.17%+      4.55%       3.21%       3.50%       3.70%       3.61%
Without management fee waiver:**
Ratio of expenses to average net assets........      1.65%+      1.70%       1.66%
Ratio of net investment income to average
   net assets..................................      3.07%+      4.45%       3.12%

------------------
 * Commencement of offering of shares.
** The Manager, at its discretion, waived a portion of its management fees. + Annualized.
See Notes to Financial Statements.

                                       13

Report of Independent Auditors

The Board of Directors and Shareholders,
Seligman Cash Management Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Seligman Cash Management Fund, Inc., including the portfolio of investments as of June 30, 2001, and the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended December 31, 2000, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman Cash Management Fund, Inc. as of June 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for all the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 10, 2001


For More Information

Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder Services
(800) 445-1777     Retirement Plan
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Automated Telephone
                   Access Service

Board of Directors

John R. Galvin 2, 4
Director, Raytheon Company
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 3, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

John E. Merow 2, 4
Director, Commonwealth Industries, Inc.
Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

James Q. Riordan 3, 4
Director, KeySpan Corporation
Trustee, Committee for Economic Development

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Vice Chairman, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

Fred E. Brown
Director Emeritus
----------------
Member:  1 Executive Committee
         2 Audit Committee
         3 Director Nominating Committee
         4 Board Operations Committee


Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Gary S. Zeltzer
Vice President

Frank J. Nasta
Secretary

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                      J&WS

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                                www.seligman.com


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TXCM3 6/01

                                    SELIGMAN
                          ---------------------------
                                      CASH MANAGEMENT
                                           FUND, INC.


                                 MID-YEAR REPORT
                                  JUNE 30, 2001

                                   ----------

                           A Money Market Mutual Fund
                           Seeking to Preserve Capital
                            and to Maximize Liquidity
                               and Current Income